Activity in Allowance for Credit Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	¥ 6,908	¥ 7,039
Charge-offs	(1,278)	(1,304)
Provision	212	1,922
Other	1,481	(749)
Balance at end of year	¥ 7,323	¥ 6,908